Fees Summary	Nov. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 110,573,737.25
Previously Paid Amount	0.00
Total Fee Amount	15,270.23
Total Offset Amount	0.00
Net Fee	$ 15,270.23